INCOME TAX PROVISION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX PROVISION
U.S. federal statutory tax rate	21.00%	21.00%
Net operating loss carryovers	$ 1,567,197	$ 1,401,319	$ 661,307
Description for the indefinite carryforward period	The carryforwards are limited to 80% of each subsequent year’s net income	The carryforwards are limited to 80% of each subsequent year’s net income